Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)(registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Fidelity Capital & Income Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital & Income	-4.60%	-1.70%	45.52%	244.58%
ML High Yield Master II	-1.93%	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-3.83%	-2.77%	25.45%	173.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 382 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Capital & Income	-1.70%	7.79%	13.17%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $34,458 - a 244.58% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.93%	8.28%	10.19%	8.50%	8.52%	9.87%
Capital returns	-8.53%	-7.34%	-0.85%	15.09%	-0.64%	1.85%
Total returns	-4.60%	0.94%	9.34%	23.59%	7.88%	11.72%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.05¢	36.96¢	74.61¢
Annualized dividend rate	8.41%	8.30%	8.22%
30-day annualized yield	10.89%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.47 over the past one month, $8.83 over the past six months and $9.08 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While the six-month period ending October 31, 2000, was one that most high-yield investors would just as soon forget, positive signs about the market's prospects emerged toward the end of the period. During the past six months, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.93%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 5.80% during the same time frame. A number of adverse conditions held back high-yield performance, including a struggling telecommunications sector - which makes up a large portion of the high-yield debt market - and an increasing default rate that led to decreasing demand. In a flight to safety, many high-yield investors turned to the relative security of the Treasury market, this year's best-performing fixed-income sector through the end of October. One potential catalyst for improved performance in the high-yield market could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity
Capital & Income Fund

Q. David, how did the fund perform?

A. For the six months that ended October 31, 2000, the fund had a total return of -4.60%. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, fell 1.93%, while the high current yield funds average tracked by Lipper Inc. returned -3.83%. During the 12 months that ended October 31, 2000, the fund returned -1.70%, while the Merrill Lynch High Yield Master II Index returned -1.68% and the Lipper high current yield funds average returned -2.77%.

Q. What market factors caused the fund to lag its benchmark and peers during the past six months?

A. It was a tough six-month period for the high-yield market, marked by high interest rates, difficulties encountered by individual companies and very little liquidity in the financial markets. High interest rates sparked by the Federal Reserve Board's desire to head off inflation increased borrowing costs for high-yield companies and slowed economic growth. These developments accelerated the overall default risk in the market. The "tech wreck" that knocked the wind out of the NASDAQ index also hurt the high-yield market, where one finds a significant number of telecommunications companies. These firms' access to capital was constricted at a time when they needed funding to continue building out their networks. The fund's telecom position was the primary reason for its relative underperformance. In addition, the fund was hurt by its large position in the stock of EchoStar, the direct-broadcast satellite company.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What moves did you make with the fund in response to this difficult situation?

A. I sought to insulate the fund from further difficulties by investing in shorter-maturity, higher-quality bonds. In addition, for the first time in quite a while I turned some attention to distressed securities, those that are characterized by uncertain or troubling financial situations. Previously, opportunities were few and far between because the area was characterized by poorly run companies with bad balance sheets and poor prospects. However, with all of the difficulties encountered by the high-yield market, some companies started trading at distressed prices despite favorable prospects and solid management. Because I maintained a fairly significant stake in cash equivalents through this bear market - at the end of the period, for example, more than 12% of the fund's net assets were invested in cash equivalents - I was able to buy some of these securities at very attractive prices. The large cash holdings also enabled me to make other well-timed purchases and insulated the fund somewhat from even further downdrafts. I also maintained a small but important portion of the fund in leveraged equities - common stocks of companies that have high-yield bonds outstanding.

Q. Were there any investments or areas that provided positive performance during the period?

A. There weren't very many areas that performed well during this time frame. Nevertheless, the fund did benefit from the positive performance of some of its holdings in the health care, energy and cable TV industries. Higher energy prices were the force behind the improvement in some energy securities, and the recurring revenues earned by cable TV operators through their monthly fees were an attractive attribute during a period of market instability.

Q. What's your outlook?

A. The high-yield market could be choppy for at least the next couple of months, though it appears that most of the damage to the market has been done. A significant number of bonds are trading at very attractive prices, so I anticipate using the fund's cash position to continue adding bonds of companies with favorable prospects selling at cheap prices. If history is a guide, the high-yield market will ultimately attract buyers from across a broad spectrum and enjoy a recovery like we saw in 1990, after its last protracted period of difficulty.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks income and capital growth

Fund number: 038

Trading symbol: FAGIX

Start date: November 1, 1977

Size: as of October 31, 2000, more than $3.0 billion

Manager: David Glancy, since 1996; manager, Fidelity Advisor High Income Fund, since 1999; Spartan High Income Fund, 1993-1996; joined Fidelity in 1990

3

David Glancy on
the high-yield market:

"The volatility in the high-yield market doesn't necessarily reflect the underlying fundamentals of the companies in the fund, even though it may temporarily affect the fund's net asset value (NAV). Buyers of high-yield bonds have become so scarce that many attractive securities are trading from 20 to 70 cents on the dollar and therefore offer some upside potential. In contrast, when these bonds are trading at face value, there's no place for them to go but down. With Fidelity's resources and credit skills, we should be able to locate significant opportunities in this market for capital appreciation and earn a very attractive coupon, or interest rate. When things get as bad as they have been within the high-yield market, many investors follow a lemming mentality and seek to get out of it on its way down. My approach is to take advantage of desperate sellers and continue buying until the market eventually reaches the bottom in order to position the fund for a strong rebound when the market turns. In that way, like in 1990, I hope to reap the benefits when the market recovers and the winners start outnumbering the losers."

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	8.0	8.9
EchoStar Communications Corp.	6.1	4.7
XO Communications, Inc.	3.4	3.9
EchoStar DBS Corp.	2.8	2.8
CSC Holdings, Inc.	2.6	2.3
	22.9	22.6
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	32.5	30.5
Utilities	28.1	31.3
Technology	4.6	7.2
Industrial Machinery & Equipment	3.4	4.2
Finance	3.2	4.3
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	1.0
Baa	0.5	0.1
Ba	6.1	4.1
B	51.2	55.7
Caa, Ca, C	5.3	9.3
D	0.2	0.0
Not Rated	2.0	3.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 2.0% and 3.9% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 * *
	Nonconvertible Bonds 61.2%		Nonconvertible Bonds 69.8%
	Convertible Bonds, Preferred Stocks 12.4%		Convertible Bonds, Preferred Stocks 12.3%
	Common Stocks 9.9%		Common Stocks 8.2%
	Other Investments 2.1%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 14.4%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	10.8%	** Foreign investments	11.2%

Semiannual Report

Investments October 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 62.1%
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Convertible Bonds - 0.9%
HEALTH - 0.7%
Medical Facilities Management - 0.7%
Sunrise Assisted Living, Inc. 5.5% 6/15/02	B2		$ 1,970	$ 1,812
Tenet Healthcare Corp. 6% 12/1/05	B1		8,950	7,608
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3		8,890	6,579
7% 5/15/09 (g)	B3		7,550	5,587
				21,586
MEDIA & LEISURE - 0.2%
Lodging & Gaming - 0.2%
Hilton Hotels Corp. 5% 5/15/06	Ba2		6,920	5,605
RETAIL & WHOLESALE - 0.0%
Apparel Stores - 0.0%
Merry-Go-Round Enterprises, Inc. 0% 5/16/97 (c)(i)	-		8,914	0
Retail & Wholesale, Miscellaneous - 0.0%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		1,880	1,441
TOTAL CONVERTIBLE BONDS				28,632
Nonconvertible Bonds - 61.2%
BASIC INDUSTRIES - 1.0%
Chemicals & Plastics - 0.7%
Huntsman Corp.:
9.5% 7/1/07 (g)	B2		16,820	10,092
9.5% 7/1/07 (g)	B2		1,970	1,182
Huntsman ICI Holdings LLC 0% 12/31/09	B3		7,490	2,172
Lyondell Chemical Co. 9.875% 5/1/07	Ba3		5,815	5,670
Sterling Chemicals, Inc. 11.75% 8/15/06	Caa3		2,725	1,499
				20,615
Metals & Mining - 0.0%
Better Minerals & Aggregates Co. 13% 9/15/09	B3		2,590	2,124
Packaging & Containers - 0.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		985	640
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Packaging & Containers - continued
Gaylord Container Corp.: - continued
9.75% 6/15/07	Caa1		$ 8,280	$ 5,548
9.875% 2/15/08	Caa3		995	299
				6,487
Paper & Forest Products - 0.1%
Container Corp. of America gtd. 11.25% 5/1/04	B2		1,960	1,965
Crown Paper Co. 11% 9/1/05 (c)	Ca		5,450	654
				2,619
TOTAL BASIC INDUSTRIES				31,845
CONSTRUCTION & REAL ESTATE - 1.1%
Building Materials - 0.3%
Atrium Companies, Inc. 10.5% 5/1/09	B3		3,940	3,339
Building Materials Corp. of America 8% 12/1/08	Ba3		4,955	1,487
Nortek, Inc. 9.875% 3/1/04	B3		1,980	1,802
Numatics, Inc. 9.625% 4/1/08	B3		4,592	3,536
				10,164
Construction - 0.1%
Lennar Corp. 9.95% 5/1/10	Ba1		1,980	1,980
Engineering - 0.1%
Anteon Corp. 12% 5/15/09	B3		3,000	2,640
Real Estate - 0.4%
LNR Property Corp. 9.375% 3/15/08	B1		13,175	11,858
Real Estate Investment Trusts - 0.2%
Ocwen Asset Investment Corp. 11.5% 7/1/05	-		10,320	8,050
TOTAL CONSTRUCTION & REAL ESTATE				34,692
DURABLES - 0.5%
Autos, Tires, & Accessories - 0.0%
Federal-Mogul Corp. 7.5% 1/15/09	Ba3		2,955	739
Home Furnishings - 0.0%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		650	598
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - 0.5%
Levi Strauss & Co. 6.8% 11/1/03	Ba3		$ 675	$ 554
Polymer Group, Inc.:
8.75% 3/1/08	B3		1,400	987
9% 7/1/07	B3		8,590	6,185
St. John Knits International, Inc. 12.5% 7/1/09	B3		6,235	5,767
				13,493
TOTAL DURABLES				14,830
ENERGY - 1.6%
Energy Services - 0.5%
Cliffs Drilling Co.:
Class B, 10.25% 5/15/03	Ba3		7,120	7,280
Class D, 10.25% 5/15/03	Ba3		985	1,007
Parker Drilling Co. 9.75% 11/15/06	B1		4,000	3,920
R&B Falcon Corp. 9.125% 12/15/03	Ba3		1,970	2,004
				14,211
Oil & Gas - 1.1%
Belden & Blake Corp. 9.875% 6/15/07	Caa3		10,000	8,400
Chesapeake Energy Corp. 7.875% 3/15/04	B2		7,297	6,932
Gothic Production Corp. 11.125% 5/1/05	B3		4,905	5,150
Kelley Oil & Gas Corp. 14% 4/15/03	B3		4,413	4,590
Nuevo Energy Co. 9.375% 10/1/10 (g)	B1		3,000	2,985
Petsec Energy, Inc. 9.5% 6/15/07 (c)	D		14,090	7,397
				35,454
TOTAL ENERGY				49,665
FINANCE - 2.1%
Credit & Other Finance - 2.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. Series A, 11.5% 11/1/04	Caa3		3,500	3,045
Delta Financial Corp. 9.5% 8/1/04	Caa2		13,527	6,087
GS Escrow Corp.:
6.75% 8/1/01	Ba1		14,450	14,183
7% 8/1/03	Ba1		21,140	20,030
7.125% 8/1/05	Ba1		3,985	3,656
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca		$ 990	$ 119
7.875% 8/1/03 (c)	Ca		9,650	1,158
Metris Companies, Inc.:
10% 11/1/04	Ba3		9,028	8,486
10.125% 7/15/06	Ba3		7,000	6,580
				63,344
Insurance - 0.0%
ITT Corp. 6.75% 11/15/03	Ba1		1,480	1,371
TOTAL FINANCE				64,715
HEALTH - 0.5%
Medical Facilities Management - 0.5%
Columbia/HCA Healthcare Co.:
8.12% 8/4/03	Ba2		4,875	4,802
8.125% 8/4/03	Ba2		2,960	2,916
Fountain View, Inc. 11.25% 4/15/08	Caa1		9,350	1,870
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba3		1,950	1,877
8.625% 1/15/07	Ba3		2,980	2,950
				14,415
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
Electrical Equipment - 1.2%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1		52,625	37,364
Industrial Machinery & Equipment - 0.6%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		1,000	995
Exide Corp. 10% 4/15/05	B1		3,970	2,858
Thermadyne Holdings Corp. 0% 6/1/08 (e)	Caa1		17,105	5,132
Thermadyne Manufacturing LLC 9.875% 6/1/08	B3		12,930	9,310
				18,295
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - 1.5%
Allied Waste North America, Inc. 10% 8/1/09	B2		$ 37,975	$ 32,184
Browning-Ferris Industries, Inc. 6.1% 1/15/03	Ba3		14,440	13,285
				45,469
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				101,128
MEDIA & LEISURE - 23.4%
Broadcasting - 22.0%
360networks, Inc. 13% 5/1/08	B3		20,655	16,421
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3		14,070	13,015
Adelphia Communications Corp.:
7.5% 1/15/04	B2		13,000	11,765
9.25% 10/1/02	B2		43,105	42,027
10.875% 10/1/10	B2		9,950	9,254
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		22,490	18,554
Century Communications Corp.:
Series B, 0% 1/15/08	B2		7,070	2,687
0% 3/15/03	B2		2,470	1,865
9.5% 3/1/05	B2		2,875	2,638
9.75% 2/15/02	B2		10,010	9,810
Comcast UK Cable Partners Ltd. 0% 11/15/07 (e)	B2		13,180	11,862
Diamond Cable Communications PLC yankee:
0% 12/15/05 (e)	B2		41,000	37,003
0% 2/15/07 (e)	B2		9,997	7,498
13.25% 9/30/04	B2		14,800	15,170
EchoStar DBS Corp.:
9.25% 2/1/06	B1		27,450	26,901
9.375% 2/1/09	B1		60,765	59,550
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		24,830	16,884
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		12,350	13,276
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3		15,000	10,800
International Cabletel, Inc.:
Series A, 12.75% 4/15/05	B2		23,238	23,006
0% 2/1/06 (e)	B2		52,493	46,194
Knology Holding, Inc. 0% 10/15/07 (e)	-		4,955	1,536
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
NTL Communications Corp.:
0% 10/1/08 (e)	B3		$ 10,500	$ 6,011
11.5% 10/1/08	B3		10,925	9,778
11.875% 10/1/10 (g)	B2		4,930	4,560
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2		5,990	5,601
Pegasus Communications Corp.:
9.625% 10/15/05	B3		23,995	23,395
9.75% 12/1/06	B3		8,200	7,995
Pegasus Media & Communications, Inc. 12.5% 7/1/05	B3		3,700	3,848
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3		79,065	49,811
11.28% 6/30/04 (g)(h)	B1		30,576	26,754
Telewest PLC 11% 10/1/07	B1		79,625	71,663
United International Holdings, Inc. 0% 2/15/08 (e)	B3		31,455	18,244
United Pan-Europe Communications NV:
0% 2/1/10 (e)	B2		38,800	14,356
10.875% 11/1/07	B2		4,890	3,814
10.875% 8/1/09	B2		10,280	7,453
11.25% 2/1/10	B2		3,425	2,569
11.5% 2/1/10	B2		23,690	18,004
				671,572
Entertainment - 0.4%
Alliance Gaming Corp. 10% 8/1/07	Caa1		7,070	3,889
Mandalay Resort Group:
9.5% 8/1/08	Ba2		3,000	3,060
10.25% 8/1/07	Ba3		4,925	5,048
				11,997
Leisure Durables & Toys - 0.0%
Hedstrom Corp. 10% 6/1/07 (c)	Caa3		9,915	198
Lodging & Gaming - 0.8%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B-		10,710	10,630
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		6,650	6,268
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
International Game Technology 7.875% 5/15/04	Ba1		$ 1,970	$ 1,921
ITT Corp. 6.25% 11/15/00	Ba1		7,745	7,706
				26,525
Publishing - 0.2%
American Lawyer Media Holdings, Inc. 9.75% 12/15/07	B2		5,915	5,264
Maxwell Communication Corp. PLC euro 5% 6/16/10 (c)	-	CHF	4	0
				5,264
TOTAL MEDIA & LEISURE				715,556
NONDURABLES - 0.5%
Foods - 0.3%
SFC New Holdings, Inc. 11.25% 8/15/01	CCC		9,999	9,824
Household Products - 0.2%
AKI, Inc. 10.5% 7/1/08	B2		4,870	3,847
TOTAL NONDURABLES				13,671
RETAIL & WHOLESALE - 0.8%
Apparel Stores - 0.1%
Merry-Go-Round Enterprises, Inc. 7.09% 9/1/03 (c)(i)	-		7,500	0
Norton McNaughton, Inc. 12.5% 6/1/05	B2		2,995	2,688
				2,688
Drug Stores - 0.6%
Rite Aid Corp.:
6% 12/15/00 (g)	B3		19,330	18,750
10.5% 9/15/02 (g)	-		645	400
				19,150
Retail & Wholesale, Miscellaneous - 0.1%
National Vision Association Ltd. 12.75% 10/15/05 (c)	Ca		9,625	3,658
TOTAL RETAIL & WHOLESALE				25,496
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - 4.3%
Computer Services & Software - 2.8%
Colo.com 13.875% 3/15/10 unit (g)	-		$ 5,000	$ 3,750
Concentric Network Corp. 12.75% 12/15/07	B		1,780	1,771
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3		18,296	4,940
12% 2/15/10	B3		6,875	3,197
12.5% 2/15/09	B3		13,190	6,463
Exodus Communications, Inc.:
10.75% 12/15/09	B3		32,270	29,688
11.25% 7/1/08	B3		8,060	7,617
11.625% 7/15/10 (g)	B3		21,215	19,942
PSINet, Inc.:
10% 2/15/05	B3		10,755	5,324
10.5% 12/1/06	B3		2,620	1,258
				83,950
Computers & Office Equipment - 0.7%
Dictaphone Corp. 11.75% 8/1/05	B3		17,907	13,430
Globix Corp. 12.5% 2/1/10	B-		15,095	8,302
				21,732
Electronic Instruments - 0.2%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		7,855	6,991
Electronics - 0.5%
Aavid Thermal Technologies, Inc. 12.75% 2/1/07	B2		2,420	2,105
ChipPAC International Ltd. 12.75% 8/1/09	B3		9,270	9,247
Micron Technology, Inc. 6.5% 9/30/05 (i)	B3		4,000	3,320
				14,672
Photographic Equipment - 0.1%
IMAX Corp. 7.875% 12/1/05	Ba2		4,055	2,311
TOTAL TECHNOLOGY				129,656
TRANSPORTATION - 1.9%
Air Transportation - 0.9%
US Air, Inc. 9.625% 2/1/01	B3		28,522	28,237
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Railroads - 1.0%
Transtar Holdings LP/Transtar Capital Corp. 13.375% 12/15/03	B-		$ 29,525	$ 29,820
TOTAL TRANSPORTATION				58,057
UTILITIES - 20.2%
Cellular - 6.5%
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3		40,470	40,470
Globalstar LP/Globalstar Capital Corp. 11.5% 6/1/05	Caa1		1,970	236
Leap Wireless International, Inc.:
0% 4/15/10 (e)	-		10,900	2,616
12.5% 4/15/10	Caa2		12,465	8,227
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		38,693	27,085
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1		2,000	1,525
0% 2/15/08 (e)	B1		19,835	14,678
9.375% 11/15/09	B1		31,845	30,730
12% 11/1/08	B1		12,000	12,720
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1		14,260	8,556
12.75% 8/1/10 (g)	Caa1		24,850	22,862
Nextel Partners, Inc.:
11% 3/15/10 (g)	B3		7,275	7,275
11% 3/15/10	B3		6,985	6,985
Orbital Imaging Corp.:
11.625% 3/1/05	CCC		8,580	1,630
11.625% 3/1/05	CCC		3,380	642
Orion Network Systems, Inc. 11.25% 1/15/07	B2		7,625	2,669
Triton PCS, Inc. 0% 5/1/08 (e)	B3		1,860	1,400
US Unwired, Inc. 0% 11/1/09 (e)	Caa1		14,050	6,674
				196,980
Electric Utility - 0.3%
CMS Energy Corp. 8.125% 5/15/02	Ba3		8,870	8,726
Telephone Services - 13.4%
Allegiance Telecom, Inc. 0% 2/15/08 (e)	B3		23,945	16,283
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2		15,960	14,923
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
FirstWorld Communications, Inc. 0% 4/15/08 (e)	-		$ 10,160	$ 1,727
Flag Telecom Holdings Ltd. 11.625% 3/30/10	B2		3,000	2,490
Focal Communications Corp. 11.875% 1/15/10	B3		19,855	15,090
Hyperion Telecommunications, Inc.:
0% 4/15/03 (e)	B3		6,835	5,195
12.25% 9/1/04	B3		12,370	10,267
ICG Services, Inc. 0% 5/1/08 (e)	Caa1		19,930	3,189
Intermedia Communications, Inc.:
0% 5/15/06 (e)	B2		34,400	32,508
0% 7/15/07 (e)	B2		17,466	14,409
KMC Telecom Holdings, Inc.:
0% 2/15/08 (e)	Caa2		1,500	210
13.5% 5/15/09	Caa2		6,870	2,130
Level 3 Communications, Inc.:
0% 12/1/08 (e)	B3		9,430	5,187
11% 3/15/08	B3		36,955	33,352
McLeodUSA, Inc.:
0% 3/1/07 (e)	B1		10,290	8,361
8.375% 3/15/08	B1		2,715	2,389
9.25% 7/15/07	B1		6,105	5,586
Metromedia Fiber Network, Inc.:
10% 11/15/08	B2		1,190	1,047
10% 12/15/09	B2		19,450	17,116
NEXTLINK Communications LLC 12.5% 4/15/06	B2		1,980	1,871
NEXTLINK Communications, Inc.:
0% 4/15/08 (e)	B2		13,785	7,720
0% 6/1/09 (e)	B2		32,998	17,159
0% 12/1/09 (e)	B2		9,645	4,533
9.625% 10/1/07	B2		10,000	8,450
10.75% 11/15/08	B3		12,175	10,714
10.75% 6/1/09	B2		35,345	31,104
Qwest Communications International, Inc. 10.875% 4/1/07	Baa1		13,500	14,648
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3		9,435	4,340
0% 5/15/08 (e)	B3		3,390	746
12.75% 4/15/09	B3		10,725	4,934
Rochester Telephone Corp. 8.77% 4/16/01	Ba2		12,900	12,803
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Teligent, Inc. 11.5% 12/1/07	Caa1		$ 23,864	$ 9,546
Versatel Telecom International NV:
11.875% 7/15/09	B3		8,940	6,526
13.25% 5/15/08	B3		2,140	1,626
Viatel, Inc. 11.5% 3/15/09	B3		2,960	1,480
WinStar Communications, Inc.:
0% 4/15/10 (e)	B3		14,711	4,708
12.5% 4/15/08	B3		33,375	24,531
12.75% 4/15/10	B3		59,874	43,109
Worldwide Fiber, Inc. 12% 8/1/09	B3		10,355	7,818
				409,825
TOTAL UTILITIES				615,531
TOTAL NONCONVERTIBLE BONDS				1,869,257
TOTAL CORPORATE BONDS (Cost $2,247,466)				1,897,889
Asset-Backed Securities - 0.1%

Airplanes pass through trust 10.875% 3/15/19 (Cost $3,628)	Ba2		4,869	3,603
Commercial Mortgage Securities - 1.2%

Danmall Finance, Inc. Series 1 Class D, 13.12% 10/21/24	-		7,232	7,260
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (h)	-		9,200	7,012
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3172% 11/18/31 (g)(h)	Ba1		3,000	2,321
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30	BB		4,500	3,481
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30	BB+		4,347	2,927
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)			Principal Amount (000s) (d)	Value (Note 1) (000s)
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 10.8713% 1/15/03 (g)(h)	-		$ 7,171	$ 6,658
Series 1998-ST1A Class B1A, 9.3713% 1/15/03 (g)(h)	-		3,398	3,200
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-		5,344	4,359
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,955)				37,218
Common Stocks - 9.9%
	Shares
BASIC INDUSTRIES - 0.4%
Chemicals & Plastics - 0.1%
Georgia Gulf Corp.	14,800	198
Lyondell Chemical Co.	24,700	355
Sterling Chemicals Holdings, Inc. warrants 8/15/08 (a)	6,690	40
Trivest 1992 Special Fund Ltd. (j)	11.4	678
		1,271
Packaging & Containers - 0.3%
Packaging Corp. of America	656,700	9,645
TOTAL BASIC INDUSTRIES		10,916
CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (i)	79,800	0
Class B (i)	19,817	0
		0
DURABLES - 0.5%
Textiles & Apparel - 0.5%
Arena Brands Holdings Corp. Class B	659,302	16,483
ENERGY - 0.0%
Oil & Gas - 0.0%
Abraxas Petroleum Corp. (a)	288,092	864
FINANCE - 0.5%
Banks - 0.5%
Provident Financial Group, Inc.	549,168	16,612
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - 0.0%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. rights 6/30/01 (a)	298,092	$ 3
Associates First Capital Corp. (a)	531,600	11
Delta Financial Corp. (a)	800	0
		14
TOTAL FINANCE		16,626
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Industrial Machinery & Equipment - 0.0%
Exide Corp.	20,900	210
Pollution Control - 0.1%
Allied Waste Industries, Inc. (a)	299,100	2,767
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		2,977
MEDIA & LEISURE - 6.1%
Broadcasting - 6.1%
EchoStar Communications Corp. Class A (a)	4,095,549	185,316
Sirius Satellite Radio, Inc. (a)	7,000	352
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	7,450	37
		185,705
Entertainment - 0.0%
Clubhaus PLC (a)	98,600	59
Leisure Durables & Toys - 0.0%
Brunswick Corp.	4,600	89
TOTAL MEDIA & LEISURE		185,853
RETAIL & WHOLESALE - 2.2%
Apparel Stores - 0.0%
Merry-Go-Round Enterprises, Inc. (a)	1,258,700	0
Grocery Stores - 2.2%
Pathmark Stores, Inc. (a)(f)	3,995,220	62,675
Pathmark Stores, Inc. warrants 9/19/10 (a)	762,628	3,432
TOTAL RETAIL & WHOLESALE		66,107
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - 0.0%
Electronics - 0.0%
Aavid Thermal Technologies, Inc. warrants 2/1/07 (a)(g)	2,420	$ 0
Photographic Equipment - 0.0%
IMAX Corp. (a)	197,200	971
TOTAL TECHNOLOGY		971
UTILITIES - 0.1%
Cellular - 0.1%
Leap Wireless International, Inc.:
warrants 4/15/10 (CV ratio 2.503) (a)(g)	12,465	125
warrants 4/15/10 (CV ratio 5.146) (a)(g)	10,900	109
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	10,000	23
warrants 1/15/07 (CV ratio .6) (a)	5,000	16
McCaw International Ltd. warrants 4/16/07 (a)(g)	55,220	828
Orbital Imaging Corp. warrants 3/1/05 (a)(g)	8,580	43
		1,144
Electric Utility - 0.0%
CMS Energy Corp.	24,700	667
Telephone Services - 0.0%
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(g)	2,500	5
TOTAL UTILITIES		1,816
TOTAL COMMON STOCKS (Cost $372,146)		302,613
Preferred Stocks - 11.5%

Convertible Preferred Stocks - 0.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. $3.00 (g)	80,000	1,460
Nonconvertible Preferred Stocks - 11.5%
CONSTRUCTION & REAL ESTATE - 0.3%
Real Estate Investment Trusts - 0.3%
Swerdlow Real Estate Group, Inc.:
junior (i)	19,817	0
mezzanine (i)	79,800	29
senior (i)	79,800	8,816
		8,845
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
FINANCE - 0.6%
Credit & Other Finance - 0.0%
American Annuity Group Capital Trust I $2.3125	72,565	$ 1,742
Insurance - 0.6%
American Annuity Group Capital Trust II 8.875%	18,557	17,682
TOTAL FINANCE		19,424
MEDIA & LEISURE - 2.8%
Broadcasting - 2.8%
CSC Holdings, Inc. Series M, 11.125% pay-in-kind	735,606	77,974
NTL, Inc. 13% pay-in-kind	7,355	6,472
		84,446
TECHNOLOGY - 0.3%
Computers & Office Equipment - 0.3%
Ampex Corp. 8% non-cumulative	6,150	9,594
UTILITIES - 7.5%
Cellular - 6.0%
Nextel Communications, Inc.:
11.125% pay-in-kind	173,702	160,674
Series D, 13% pay-in-kind	22,538	22,425
		183,099
Telephone Services - 1.5%
Intermedia Communications, Inc. 13.5% pay-in-kind	26,233	22,298
XO Communications, Inc.:
$7.00 pay-in-kind	313,668	12,547
13% pay-in-kind	13,841	9,966
		44,811
TOTAL UTILITIES		227,910
TOTAL NONCONVERTIBLE PREFERRED STOCKS		350,219
TOTAL PREFERRED STOCKS (Cost $378,595)		351,679
Floating Rate Loans - 0.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s) (d)	Value (Note 1) (000s)
BASIC INDUSTRIES - 0.1%
Chemicals & Plastics - 0.1%
Lyondell Chemical Co. sr. secured Tranche E term loan 10.515% 5/17/06 (h)	-	$ 2,343	$ 2,413
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.1%
Flowserve Corp. Tranche B term loan 10.25% 6/30/08 (h)	-	1,700	1,713
Construction - 0.1%
Blount, Inc. Tranche B term loan 10.7222% 6/30/06 (h)	B1	3,961	3,941
TOTAL CONSTRUCTION & REAL ESTATE			5,654
DURABLES - 0.1%
Textiles & Apparel - 0.1%
Synthetic Industries, Inc. term loan 14.9% 12/13/00 (h)	-	4,000	3,680
HEALTH - 0.1%
Medical Facilities Management - 0.1%
Total Renal Care Holdings, Inc. term loan 9.9956% 3/31/03 (h)	-	4,280	4,216
RETAIL & WHOLESALE - 0.0%
Apparel Store - 0.0%
Merry-Go-Round Enterprises, Inc. trade claim (c)	-	7,996	0
Merry-Go-Round Enterprises, Inc. term loan (c)	-	4,129	0
			0
UTILITIES - 0.3%
Cellular - 0.1%
Cook Inlet/Voicestream Op Co. LLC Tranche B term loan 10.63% 12/31/08 (h)	B2	4,000	4,040
Telephone Services - 0.2%
McLeodUSA, Inc. Tranche B term loan 9.62% 5/31/08 (h)	Ba2	4,900	4,894
TOTAL UTILITIES			8,934
TOTAL FLOATING RATE LOANS (Cost $35,317)			24,897
Cash Equivalents - 12.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
6.55%, dated 10/31/00 due 11/1/00	$ 2,216	$ 2,216
6.56%, dated 10/31/00 due 11/1/00	384,012	383,942
TOTAL CASH EQUIVALENTS (Cost $386,158)		386,158
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $3,460,265)		3,004,057
NET OTHER ASSETS - 1.7%		50,846
NET ASSETS - 100%		$ 3,054,903
Currency Abbreviations
CHF	-	Swiss franc
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $198,640,000 or 6.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Merry-Go-Round Enterprises, Inc.: 0% 5/16/98	3/1/94 - 3/24/94	$ 7,680
7.09% 9/1/03	3/21/94	$ 6,450
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 3,096
Swerdlow Real Estate Group, Inc.: Class A	1/15/99	$ 11
Class B	1/15/99	$ 3
junior	1/15/99	$ 3
mezzanine	1/15/99	$ 79
senior	1/15/99	$ 7,619
(j) Share amount represents number of units held.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	0.5%	BBB	0.8%
Ba	5.9%	BB	5.0%
B	49.6%	B	48.1%
Caa	4.7%	CCC	6.8%
Ca, C	0.2%	CC, C	0.1%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 2.0%. FMR has determined that unrated debt securities that are lower quality account for 2.0% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.2%
United Kingdom	4.2
Mexico	2.5
Bermuda	1.8
Netherlands	1.7
Others (individually less than 1%)	0.6
100.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $3,461,503,000. Net unrealized depreciation aggregated $457,446,000, of which $36,102,000 related to appreciated investment securities and $493,548,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $386,158) (cost $3,460,265) - See accompanying schedule		$ 3,004,057
Receivable for investments sold		34,735
Receivable for fund shares sold		12,385
Dividends receivable		493
Interest receivable		48,745
Redemption fees receivable		2
Other receivables		673
Total assets		3,101,090
Liabilities
Payable to custodian bank	$ 1,442
Payable for investments purchased	9,982
Payable for fund shares redeemed	26,835
Distributions payable	2,958
Accrued management fee	1,495
Other payables and accrued expenses	3,475
Total liabilities		46,187
Net Assets		$ 3,054,903
Net Assets consist of:
Paid in capital		$ 3,544,726
Undistributed net investment income		83,303
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,923)
Net unrealized appreciation (depreciation) on investments		(456,203)
Net Assets, for 365,482 shares outstanding		$ 3,054,903
Net Asset Value, offering price and redemption price per share ($3,054,903 ÷ 365,482 shares)		$8.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000
Investment Income Dividends		$ 19,033
Interest		147,588
Security lending		3
Total income		166,624
Expenses
Management fee	$ 9,097
Transfer agent fees	2,598
Accounting and security lending fees	381
Non-interested trustees' compensation	10
Custodian fees and expenses	42
Registration fees	59
Audit	72
Legal	73
Interest	1
Miscellaneous	40
Total expenses before reductions	12,373
Expense reductions	(261)	12,112
Net investment income		154,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $1,615 on sales of investments in affiliated issuers)	(109,425)
Foreign currency transactions	(5)	(109,430)
Change in net unrealized appreciation (depreciation) on investment securities		(196,620)
Net gain (loss)		(306,050)
Net increase (decrease) in net assets resulting from operations		$ (151,538)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 154,512	$ 252,756
Net realized gain (loss)	(109,430)	136,088
Change in net unrealized appreciation (depreciation)	(196,620)	(363,597)
Net increase (decrease) in net assets resulting from operations	(151,538)	25,247
Distributions to shareholders From net investment income	(132,238)	(214,705)
From net realized gain	-	(137,243)
Total distributions	(132,238)	(351,948)
Share transactions Net proceeds from sales of shares	517,053	1,166,434
Reinvestment of distributions	115,810	313,113
Cost of shares redeemed	(474,396)	(564,990)
Net increase (decrease) in net assets resulting from share transactions	158,467	914,557
Redemption fees	1,421	2,149
Total increase (decrease) in net assets	(123,888)	590,005
Net Assets
Beginning of period	3,178,791	2,588,786
End of period (including undistributed net investment income of $83,303 and $61,029, respectively)	$ 3,054,903	$ 3,178,791
Other Information Shares
Sold	58,340	122,983
Issued in reinvestment of distributions	13,233	32,855
Redeemed	(54,027)	(59,531)
Net increase (decrease)	17,546	96,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.140	$ 10.290	$ 10.680	$ 9.280	$ 9.340	$ 9.170
Income from Invest- ment Operations Net investment income	.432 D	.872 D	.863 D	.721 D	.605 D	.902
Net realized and unrealized gain (loss)	(.846)	(.799)	(.024)	1.385	.093	.119
Total from investment operations	(.414)	.073	.839	2.106	.698	1.021
Less Distributions
From net investment income	(.370)	(.743) E	(.974)	(.710)	(.762)	(.724)
In excess of net investment income	-	-	-	-	-	(.133)
From net realized gain	-	(.487) E	(.260)	-	-	-
Total distributions	(.370)	(1.230)	(1.234)	(.710)	(.762)	(.857)
Redemption fees added to paid in capital	.004	.007	.005	.004	.004	.006
Net asset value, end of period	$ 8.360	$ 9.140	$ 10.290	$ 10.680	$ 9.280	$ 9.340
Total Return B, C	(4.60)%	.94%	9.34%	23.59%	7.88%	11.72%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,055	$ 3,179	$ 2,589	$ 2,356	$ 2,041	$ 2,270
Ratio of expenses to average net assets	.78% A	.83%	.82%	.83%	.87%	.98%
Ratio of expenses to average net assets after expense reductions	.76% A, F	.82% F	.81% F	.82% F	.86% F	.98%
Ratio of net invest- ment income to average net assets	9.70% A	9.09%	8.84%	7.23%	6.53%	8.03%
Portfolio turnover rate	65% A	88%	125%	179%	309%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income - continued

any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Redemptions on or prior to September 27, 2000 of shares held less than 365 days were subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,165,000 or 0.4% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $24,897,000 or 0.8% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $917,115,000 and $991,466,000, respectively.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $13,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $66,903,000. The weighted average interest rate was 6.6%. Interest earned from the interfund lending program amounted to $37,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending - continued

securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $5,300,000. The weighted average interest rate was 7.0%. At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $201,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $46,000 respectively, under these arrangements.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Chesapeake Energy Corp.	$ -	$ 397	$ -	$ -
Pathmark Stores, Inc.	-	1,486	-	62,675
TOTALS	$ -	$ 1,883	$ -	$ 62,675

Semiannual Report

Report of Independent Accountants

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 8, 2000

Annual Report

Managing Your Investments

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By Phone

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

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4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

David L. Glancy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

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